Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus for the iShares US & Intl High Yield Corp Bond ETF and Statement of Additional Information for the following Company funds, each dated March 1, 2024, do not differ from those contained in Post-Effective Amendment No. 532 to the Company’s Registration Statement on Form N-1A, filed electronically on February 23, 2024:

iShares International High Yield Bond ETF

iShares J.P. Morgan EM Corporate Bond ETF

iShares J.P. Morgan EM High Yield Bond ETF

iShares J.P. Morgan EM Local Currency Bond ETF

iShares US & Intl High Yield Corp Bond ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary